Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Schedule of adjusted earnings per share

	2024		2023		2022
	£m		£m		£m
Profit attributable to equity holders of the Company	307		381		232

Weighted average number of ordinary shares in issue (million)	2,521		2,516		2,002
Adjustment for potentially dilutive shares (million)	7		11		12
Weighted average number of ordinary shares for diluted earnings per share (million)	2,528		2,527		2,014

Basic earnings per share	12.17	p	15.14	p	11.57	p
Diluted earnings per share	12.14	p	15.07	p	11.51	p